Equity Income from Unconsolidated Subsidiaries (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of financial information for the unconsolidated subsidiary
Contract revenue earned	$ 14.2	$ 12.6	$ 14.8
Gross profit	7.7	2.3	4.2
Net Income	8.0	2.3	4.2
Total Assets	5.9	9.8
Total liabilities	$ 5.3	$ 9.8